Business and Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Business and Organization [Abstract]
Business and Organization

Note 1—Business and Organization

Fibrocell Science, Inc. (Fibrocell or the Company) is the parent company of Fibrocell Technologies (Fibrocell Tech). Fibrocell Tech is the parent company of Isolagen Europe Limited, a company organized under the laws of the United Kingdom (Isolagen Europe), Isolagen Australia Pty Limited, a company organized under the laws of Australia (Isolagen Australia), and Isolagen International, S.A., a company organized under the laws of Switzerland (Isolagen Switzerland). Operations in the foreign subsidiaries have been substantially liquidated.

The Company previously marketed a skin care line with broad application in core target markets through its consolidated subsidiary, Agera, which was sold on August 31, 2012. The Company did own 57% of the outstanding shares of Agera. As a result of the sale of Agera, the Company operates in one segment and Agera is classified as discontinued operations. Please refer to Note 4 for more details.

The Company is a cellular aesthetic and therapeutic biotechnology company focused on developing novel skin and tissue rejuvenation products. The Company’s approved and clinical development product candidates are designed to improve the appearance of skin injured by the effects of aging, sun exposure, acne and burn scars with a patient’s own, or autologous, fibroblast cells produced in the Company’s proprietary Fibrocell Process. The Company’s lead product, LAVIV™ (LAVIV), is the first and only personalized aesthetic cell therapy approved by the FDA for the improvement of the appearance of moderate to severe nasolabial fold wrinkles in adults.

The Company has transitioned from its development stage to operational activities as of July 1, 2012. The Company is devoting substantially all of its present efforts to establishing its LAVIV business and its clinical development product candidates. In addition, the Company entered into a financing transaction in October 2012 which raised gross proceeds of $45 million. See note 13 for more details. All losses accumulated since inception through June 30, 2012 have been considered as part of the Company’s development stage activities.

Note 1—Business and Organization

Fibrocell Science, Inc. (Fibrocell or the Company or the Successor) is the parent company of Fibrocell Technologies (Fibrocell Tech) and Agera Laboratories, Inc., a Delaware corporation (Agera). Fibrocell Tech is the parent company of Isolagen Europe Limited, a company organized under the laws of the United Kingdom (Isolagen Europe), Isolagen Australia Pty Limited, a company organized under the laws of Australia (Isolagen Australia), and Isolagen International, S.A., a company organized under the laws of Switzerland (Isolagen Switzerland). Operations in the foreign subsidiaries have been substantially liquidated.

The Company is a cellular aesthetic and therapeutic development stage biotechnology company focused on developing novel skin and tissue rejuvenation products. The Company’s approved and clinical development product candidates are designed to improve the appearance of skin injured by the effects of aging, sun exposure, acne and burnscars with a patient’s own, or autologous, fibroblast cells produced in the Company’s proprietary Fibrocell Process. The Company’s lead product, LAVIV™ (LAVIV), is the first and only personalized aesthetic cell therapy approved by the FDA for the improvement of the appearance of moderate to severe nasolabial fold wrinkles in adults.

The Company also marketed a skin care line with broad application in core target markets through its consolidated subsidiary Agera which was sold on August 31, 2012. As a result of disposal of Agera. The Company operates in one segment and Agera is classified as discontinued operations.